AXA PREMIER VIP TRUST

TARGET ALLOCATION PORTFOLIOS

SUPPLEMENT DATED FEBRUARY 17, 2009 TO THE PROSPECTUS DATED MAY 1, 2008

This Supplement updates the above-referenced Prospectus of the AXA Premier VIP Trust (the “Trust”). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding the addition of two mutual funds managed by AXA Equitable (the “Underlying Portfolios”) as investment options to each Target Allocation Portfolio of the Trust.

Effective February 17, 2009, the following information is added in the section of the Prospectus entitled “Information Regarding The Underlying Portfolios”:

Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
FIXED INCOME – INVESTMENT GRADE BOND

EQ/Quality Bond PLUS Portfolio	Seeks to achieve high current income consistent with moderate risk to capital.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities. The Portfolio invests primarily in securities which are rated investment grade at the time of purchase, or if unrated, fixed income securities the Sub-adviser determines to be of comparable quality.

•      Credit/Default Risk

•      Convertible Securities Risk

•      Currency Risk

•      Derivatives Risk

•      Fixed Income Risk

•      Foreign Securities Risk

•      Emerging Markets Risk

•      Interest Rate Risk

•      Investment Grade Securities Risk

•      Liquidity Risk

•      Mortgage-Backed and Asset-Backed Securities Risk

•      Portfolio Turnover Risk

•      Zero Coupon Risk and Pay-in Kind Securities Risk

EQ/Core Bond Index Portfolio	Seeks to provide a high total return consistent with moderate risk to capital and maintenance of liquidity.	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in investment grade debt securities rated BBB or better by Standard & Poor’s, a Division of the McGraw Hill Companies, Inc. or Baa or better by Moody’s Investor Services, Inc. or, if unrated, securities of similar quality as determined by the Sub-adviser. The Portfolio’s total return will consist of income plus realized and unrealized capital gains and losses.

•      Credit/Default Risk

•      Currency Risk

•      Derivatives Risk

•      Fixed Income Risk

•      Foreign Securities Risk

•      Interest Rate Risk

•      Investment Grade Securities Risk

•      Liquidity Risk

•      Mortgage-Backed and Asset-Backed Securities Risk

•      Portfolio Turnover Risk